SUPPLEMENT TO:
CALVERT SAGE FUND
Calvert Global Value Fund
Calvert Global Equity Income Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2015, as revised October 20, 2015
Date of Supplement: November 5, 2015
Natalie A. Trunow no longer serves as a portfolio manager for Calvert Global Value Fund or Calvert Global Equity Income Fund.

The statement of additional information is therefore revised as follows:
Delete all references and related information to Ms. Trunow from the section “Portfolio Manager Disclosure.”